Derivative financial instruments - Fair value of hedge ineffectiveness (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (764)	$ (70)
Change in fair value of hedged item used to calculate ineffectiveness	737	69
Hedge ineffectiveness recognized in profit or (loss)	27	(1)
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(336)	812
Change in fair value of hedged item used to calculate ineffectiveness	286	(809)
Hedge ineffectiveness recognized in profit or (loss)	50	3
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(1)	(5)
Change in fair value of hedged item used to calculate ineffectiveness	1	5
Hedge ineffectiveness recognized in profit or (loss)	0	0
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(100)	(126)
Change in fair value of hedged item used to calculate ineffectiveness	100	126
Hedge ineffectiveness recognized in profit or (loss)	$ 0	$ 0